Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Schedule of Estimated Useful Lives of Property and Equipment	Capital assets are recorded at cost and are amortized using the straight-line method over the following estimated useful lives:
●	Automobile	5 years

Capital assets are recorded at cost and are amortized using the straight-line method over the following estimated useful lives:

Furniture and equipment	5 years
Computers	3 years
Patents	25 years
Leasehold improvements	15 years